Leases - Summary of Operating Lease, Liability (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases
Cash paid for operating leases	¥ 26,001	¥ 32,429	¥ 34,090
Lease liabilities arising from obtaining right-of-use assets	¥ 9,305	¥ 2,120	¥ 74,876